CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Software licenses	$ 992	$ 1,151	$ 1,184
Services and maintenance	1,155	1,266	1,245
Total revenues	2,147	2,417	2,429
Cost of revenues:
Software licenses	76	57	60
Services and maintenance	111	123	66
Total cost of revenues	187	180	126
Gross profit	1,960	2,237	2,303
Operating expenses:
Research and development	897	896	1,015
Sales and marketing	392	637	673
General and administrative	766	742	951
Total operating expenses	2,055	2,275	2,639
Operating loss	(95)	(38)	(336)
Financial income (expenses), net	467	154	(1,027)
Taxes on income (tax benefit)	(239)	(14)	62
Net income (loss)	611	130	(1,425)
Net income attributable to preferred shareholders	315	67
Net income (loss) attributable to Ordinary shareholders	$ 296	$ 63	$ (1,425)
Basic and diluted net income (loss) per Ordinary share	$ 0.0	$ 0.0	$ (0.02)
Weighted average number of shares used in computing basic net income (loss) per Ordinary share (in thousands)	76,905	76,905	76,905
Weighted average number of shares used in computing diluted net income (loss) per Ordinary share (in thousands)	158,571	158,571	76,905